Fair Value Disclosures (Narrative) (Details) $ in Thousands	Mar. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, aggregate balance	$ 11,275	$ 7,157	$ 8,780
Impaired loans, related allowance	$ 674	$ 260	$ 326
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of impaired loans | loan	9	9	9
Impaired loans, aggregate balance	$ 9,100	$ 4,400	$ 4,300
Impaired loans, related allowance	$ 674	$ 255	$ 300